Financial Instruments (Fair Value of Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Embedded Derivative Asset, Fair Value	$ 0	$ 0
Embedded Derivative Liability, Fair Value	806	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	19,199	0
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	9,863	2,447
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	9,870	1,307
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	913
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	2,149	660
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	670	491
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	80
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Embedded Derivative Wood Waste Supply Agreement [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Embedded Derivative Asset, Fair Value	0	0
Embedded Derivative Wood Waste Supply Agreement [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Embedded Derivative Asset, Fair Value	0	0
Embedded Derivative Wood Waste Supply Agreement [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Embedded Derivative Liability, Fair Value	208	0
Embedded Derivative Wood Waste Supply Agreement [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Embedded Derivative Liability, Fair Value	$ 598	$ 0